Finance Result (Tables)	12 Months Ended
Dec. 31, 2023
Finance Result
Schedule of finance result

	Thousands of Euros
	Reference	31/12/2023	31/12/2023	31/12/2023
Finance income		62,326	33,859	11,551
Finance costs from Senior Unsecured Notes		(177,482)	(181,149)	(104,944)
Finance costs from senior debt	Note 21 (b)	(257,350)	(161,466)	(111,719)
Finance costs from other financial liabilities		(73,533)	(81,914)	—
Capitalized interest	Note 9	36,892	25,184	18,636
Finance lease expenses		(44,587)	(45,198)	(35,786)
Other finance costs	Note 8	(80,804)	(33,780)	(33,889)
Finance costs		(596,864)	(478,323)	(267,702)
Finance costs from sale of receivables	Note 15	(24,993)	(18,201)	(10,292)
Change in fair value of financial instruments		1,459	11,999	246
Exchange differences		(16,386)	7,725	(11,602)
Finance result		(574,458)	(442,941)	(277,799)